Comprehensive Income (Loss) Per Share 10Q	6 Months Ended
Jun. 30, 2011
Equity
Comprehensive Income (Loss) Note [Text Block]

NOTE 12.  Comprehensive Income (Loss)

The components of comprehensive income (loss), net of taxes, are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010

Net income (loss)	$(9,209,548)	$724,496	$(13,013,377)	$(3,804,769)

Foreign currency translation adjustments, net of income taxes	(15,422)	9,843	41,410	101,739

Total comprehensive income (loss)	$(9,224,970)	$734,339	$(12,971,967)	$(3,703,030)